Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.0001
Amount Registered | shares	1,679,127
Proposed Maximum Offering Price per Unit | $ / shares	1.11
Maximum Aggregate Offering Price	$ 1,863,831
Fee Rate	0.01531%
Amount of Registration Fee	$ 285.35
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of Common Stock as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high ($1.14) and low ($1.08) prices of our Common Stock on September 2, 2025, as reported on the NYSE American.